Pension and Other Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Plans	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Number of defined contribution plans	2
Defined contribution plans, direct and allocated contributions	$ 0.4	$ 0.4	$ 0.3
Allocated cost	$ 0.1	$ 0.8	$ 0.9